Long-Term Debt (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	$ 12,139,620	$ 12,807,271	$ 13,365,853
Less current portion	(2,229,883)	(2,236,343)	(3,867,658)
Long-term debt, net of current portion	9,909,737	10,570,928	9,498,195
Term Loan One [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	10,476,192	10,738,096	0
Real Estate Loan [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	724,562	738,097	678,750
Note Payable Entered into with Lending Institution One [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	0	326,964	0
Note Payable to Seller of Heat Waves [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	305,000	314,000	350,000
Mortgage Payable through February 2015 [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	194,881	204,941	242,543
Note Payable Entered into with Lending Institution Two [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	170,951	181,413	221,213
Mortgage Payable through January 2017 [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	134,844	137,507	147,631
Notes Payable to Vehicle Finance Company [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	57,844	68,476	139,140
Trucks and Trailers Lease [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	41,715	62,308	226,900
Note Payable Entered into with Lending Institution Three [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent	33,631	35,469	41,890
Notes Payable to Equipment Finance Company [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	27,753
Term Loan Two [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	8,050,472
Notes Payable to Stockholder [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	1,477,760
Equipment Loan One [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	789,975
Equipment Loan Two [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	140,873
Equipment Loan Three [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	387,044
Equipment Loan Four [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		0	443,909
Equipment Loan Five [Member]
Long-term Debt and Capital Lease Obligations, Current and Noncurrent		$ 0	$ 0